Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The net (loss) income before income tax expense consists of the following:

	For the year ended December 31,
	2015	2014	2013
In millions
Singapore	$(73.7)	$(63.7)	$—
U.S. Federal and State	(29.4)	(23.5)	(126.5)
Other	(6.8)	(0.6)	115.2
Total	$(109.9)	$(87.8)	$(11.3)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2015:
Singapore	$1.8	$—	$1.8
U.S. Federal and State	2.6	—	2.6
Other	12.3	9.4	21.7
Total	$16.7	$9.4	$26.1
Year ended December 31, 2014:
Singapore	$9.7	$—	$9.7
U.S. Federal and State	0.8	—	0.8
Other	18.8	(26.7)	(7.9)
Total	$29.3	$(26.7)	$2.6
Year ended December 31, 2013:
U.S. Federal	$1.6	$15.2	$16.8
U.S. State	1.3	(0.1)	1.2
Non-U.S.	17.8	8.2	26.0
Total	$20.7	$23.3	$44.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax expense (benefit) for 2015, 2014, and 2013 differed from the amounts computed by applying the Singapore income tax rate of 17% to loss before income taxes and noncontrolling interests as follows:

	For the year ended December 31,
	2015	2014	2013
Income tax at statutory rate	(17.0)%	(17.0)%	(17.0)%
Increase (reduction) in income taxes:
Effect of international operations (1)	5.2	75.3	377.4
Non-U.S. incentives	(0.3)	(0.4)	(19.5)
Tax authority positions, net	(3.0)	8.5	—
Valuation allowance	11.1	(62.4)	48.2
Restructuring	23.5	—	—
Other, net	4.2	(1.0)	0.3
Effective tax expense rate	23.7%	3.0%	389.4%

(1)
The Company determines the adjustment for taxes on international operations based on the difference between the statutory tax rate applicable to earnings in each non-U.S. jurisdiction and the enacted rate of 17%, 17%, and 17% at December 31, 2015, 2014, and 2013, respectively.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2015	2014
In millions
Beginning of year	$8.7	$1.4
Additions based on tax positions related to the current year	0.3	7.5
Reductions for tax positions of prior years	(3.4)	(0.2)
End of year	$5.6	$8.7

Tax Effects of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2015	2014
In millions
Deferred tax assets:
Inventories	$8.6	$4.8
Restructuring liabilities	15.4	5.2
Expense accruals	6.2	10.5
Property, plant, and equipment	—	7.0
Pension and other post-employment benefits	15.5	17.5
Net operating loss carryforwards	64.6	67.0
Tax credits	9.9	11.5
Intellectual property	6.2	—
Other	1.3	6.3
Total deferred tax assets	127.7	129.8
Valuation allowance	(92.2)	(81.8)
Net deferred tax assets	35.5	48.0
Deferred tax liabilities:
Property, plant, and equipment	(2.0)	—
Other	(3.2)	(5.0)
Total deferred tax liabilities	(5.2)	(5.0)
Net deferred tax assets	$30.3	$43.0

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the consolidated balance sheet:

	As of December 31,
	2015	2014
In millions
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	$—	$26.6
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	30.3	16.4
Total	$30.3	$43.0